Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of Breakdown of Group's Non-current Assets by Geographical Location

The following table shows the breakdown of the Group’s non-current assets (i.e., intangible assets, property, plant and equipment and long-term prepaid expenses) by geographical location as of:

	June 30, 2023	December 31, 2022
Non-current assets
Netherlands	81,640	83,172
USA	194	278
Total	81,834	83,450